Tema Durable Quality ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 7.3%
Airbus SE	4,856	$1,152,005
General Electric Co.	13,269	3,960,133
		5,112,138

Banks - 1.0%
JPMorgan Chase & Co.	2,327	728,537

Biotechnology - 4.0%
Gilead Sciences, Inc.	13,541	1,703,999
Vertex Pharmaceuticals, Inc. (a)	2,424	1,051,071
		2,755,070

Capital Markets - 17.6%
Cboe Global Markets, Inc.	9,926	2,562,595
CME Group, Inc. – Class A	6,147	1,730,135
Intercontinental Exchange, Inc.	12,152	1,911,510
Moody's Corp.	4,286	2,103,483
MSCI, Inc.	3,585	2,020,936
S&P Global, Inc.	3,872	1,931,470
		12,260,129

Chemicals - 1.7%
Sherwin-Williams Co.	3,495	1,201,197

Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	6,742	262,803

Construction & Engineering - 3.9%
Ferrovial SE	31,322	2,052,007
Vinci SA	4,554	645,997
		2,698,004

Construction Materials - 1.9%
Martin Marietta Materials, Inc.	2,074	1,292,600

Consumer Staples Distribution & Retail - 5.8%
Performance Food Group Co. (a)	28,914	2,806,682
US Foods Holding Corp. (a)	15,848	1,246,762
		4,053,444

Electric Utilities - 1.1%
Entergy Corp.	8,150	794,788

Electronic Equipment, Instruments & Components - 1.3%
Keysight Technologies, Inc. (a)	4,667	923,833

Financial Services - 6.4%
Mastercard, Inc. - Class A	1,397	769,090
Visa, Inc. - Class A	11,107	3,714,625
		4,483,715

Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a)	8,530	1,255,531
IDEXX Laboratories, Inc. (a)	2,131	1,604,387
		2,859,918

Health Care Providers & Services - 1.5%
Elevance Health, Inc.	3,007	1,017,148

Household Products - 1.2%
Church & Dwight Co., Inc.	9,756	830,821

Insurance - 2.8%
Aon PLC - Class A	5,539	1,960,363

Life Sciences Tools & Services - 8.1%
ICON PLC (a)	7,964	1,473,340
Thermo Fisher Scientific, Inc.	4,170	2,463,761
Waters Corp. (a)	4,250	1,714,535
		5,651,636

Machinery - 1.7%
Deere & Co.	2,502	1,162,154

Semiconductors & Semiconductor Equipment - 13.2%
Applied Materials, Inc.	1,131	285,295
Broadcom, Inc.	5,675	2,286,798
Entegris, Inc.	9,255	713,930
KLA Corp.	1,836	2,158,163
Lam Research Corp.	15,172	2,366,832
ON Semiconductor Corp. (a)	27,825	1,397,928
		9,208,946

Software - 11.0%
Fair Isaac Corp. (a)	1,080	1,950,296
Fortinet, Inc. (a)	13,886	1,126,571
Intuit, Inc.	4,472	2,835,606
Synopsys, Inc. (a)	4,221	1,764,420
		7,676,893

Specialty Retail - 1.8%
Lowe's Cos., Inc.	5,020	1,217,250

Transportation Infrastructure - 2.2%
Aena SME SA (b)	55,648	1,514,837
TOTAL COMMON STOCKS (Cost $61,981,276)		69,666,224

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (d)	1,555	1,555
TOTAL MONEY MARKET FUNDS (Cost $1,555)		1,555

TOTAL INVESTMENTS - 100.0% (Cost $61,982,831)		69,667,779
Other Assets in Excess of Liabilities - 0.0% (c)		22,916
TOTAL NET ASSETS - 100.0%		$69,690,695

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $1,514,837 or 2.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema Durable Quality ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$69,666,224	$–	$–	$69,666,224
Money Market Funds	1,555	–	–	1,555
Total Investments	$69,667,779	$–	$–	$69,667,779

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$60,869,230	87.4%
Netherlands	2,052,007	3.0
United Kingdom	1,960,363	2.8
France	1,798,002	2.5
Spain	1,514,837	2.2
Ireland	1,473,340	2.1
Other Assets in Excess of Liabilities	22,916	0.0 (a)
	$69,690,695	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of November 30, 2025
(% of Net Assets)

Financials	$19,432,744	27.8%
Information Technology	17,809,672	25.5
Health Care	12,283,772	17.7
Industrials	10,749,936	15.5
Consumer Staples	4,884,265	7.0
Materials	2,493,797	3.6
Consumer Discretionary	1,217,250	1.8
Utilities	794,788	1.1
Money Market Funds	1,555	0.0
Other Assets in Excess of Liabilities	22,916	0.0 (a)
	$69,690,695	100.0%

(a)	Represents less than 0.05% of net assets.